Intangible Assets.net (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Movement of Intangible Assets and That of Their Related Accumulated Amortization

The movement of intangible assets and that of their related accumulated amortization, as of December 31, 2015, 2016 and 2017, is as follows:

	Goodwill	Trade- marks	Concession rights	Contractual relations with clients	Internally generated software and development costs	Costs of development of wells	Development costs	Land use rights	Other assets	Total
At January 1, 2015
Cost	202,144	102,835	561,183	86,233	32,231	281,722	3,623	13,288	14,257	1,297,516
Accumulated amortization and impairment	(21,995)	(217)	(269,504)	(43,243)	(26,462)	(150,392)	(3,623)	—	(3,337)	(518,773)

Net carrying amount	180,149	102,618	291,679	42,990	5,769	131,330	—	13,288	10,920	778,743

Net initial carrying amount	180,149	102,618	291,679	42,990	5,769	131,330	—	13,288	10,920	778,743
Additions	5,418	—	165,149	—	9,141	11,842	—	—	3,429	194,979
CAM Brazil Deconsolidation	—	—	—	—	(129)	—	—	—	—	(129)
Transfers from assets under construction (Note 17)	—	—	—	(68)	1,562	33,396	—	—	1,827	36,717
Transfers to accounts receivable	—	—	(2,278)	—	—	—	—	—	—	(2,278)
Transfers to pre-paid expenses	—	—	(10,923)	—	—	—	—	—	(3,684)	(14,607)
Reclassifications	—	—	—	—	188	(188)	—	—	(3)	(3)
Amortization	—	—	(18,436)	(14,697)	(4,601)	(42,117)	—	—	(825)	(80,676)
Discontinued operations	—	—	(7,247)	—	(1,432)	—	—	—	—	(8,679)
Translations adjustments	(15,335)	(6,084)	(51)	(4,031)	(280)	—	—	—	—	(25,781)

Net final carrying amount	184,808	96,534	417,893	24,194	10,218	122,421	—	13,288	11,664	878,286

At December 31, 2015
Cost	192,227	96,751	716,125	82,134	42,761	326,723	3,623	13,288	15,425	1,489,057
Accumulated amortization and impairment	(21,995)	(217)	(298,232)	(57,940)	(32,543)	(192,460)	(3,623)	—	(3,761)	(610,771)

Net carrying amount	170,232	96,534	417,893	24,194	10,218	134,263	—	13,288	11,664	878,286

	Goodwill	Trade- marks	Concession rights	Contractual relations with clients	Internally generated software and development costs	Costs of development of wells	Development costs	Land use rights	Other assets	Total
At January 1, 2016
Cost	192,227	96,751	716,125	82,134	42,761	326,723	3,623	13,288	15,425	1,489,057
Accumulated amortization and impairment	(21,995)	(217)	(298,232)	(57,940)	(32,543)	(192,460)	(3,623)	—	(3,761)	(610,771)

Net carrying amount	170,232	96,534	417,893	24,194	10,218	134,263	—	13,288	11,664	878,286

Net initial carrying amount	170,232	96,534	417,893	24,194	10,218	134,263	—	13,288	11,664	878,286
Additions	—	—	118,222	—	16,477	17,772	—	—	19,255	171,726
Acquisition of subsidiary – Adexus (Note 33 a)	930	9,088	6,090	12,822	—	—	—	—	4,203	33,133
Transfers from assets under construction (Note 17)	—	—	—	—	—	—	—	—	1,257	1,257
Reclasifications	—	—	5,258	—	345	—	—	—	(5,603)	—
Disposals – net cost	—	—	(1,395)	—	—	(2,395)	—	—	—	(3,790)
Amortization	—	—	(19,646)	(4,376)	(7,407)	(40,918)	—	—	(1,200)	(73,547)
Discontinued operations	—	—	(8,560)	—	(636)	—	—	—	—	(9,196)
Impairment loss	(38,680)	(15,628)	—	—	—	—	—	—	—	(54,308)
Translations adjustments	12,038	3,672	(102)	171	1,024	—	—	—	(78)	16,725

Net final carrying amount	144,520	93,666	517,760	32,811	20,021	108,722	—	13,288	29,498	960,286

At December 31, 2016
Cost	205,195	109,511	844,213	95,127	60,607	342,100	3,623	13,288	34,418	1,708,082
Accumulated amortization and impairment	(60,675)	(15,845)	(326,453)	(62,316)	(40,586)	(233,378)	(3,623)	—	(4,920)	(747,796)

Net carrying amount	144,520	93,666	517,760	32,811	20,021	108,722	—	13,288	29,498	960,286

	Goodwill	Trade- marks	Concession rights	Contractual relations with clients	Internally generated software and development costs	Costs of development of wells	Development costs	Land use rights	Other assets	Total
At January 1, 2017
Cost	205,195	109,511	844,213	95,127	60,607	342,100	3,623	13,288	34,294	1,707,958
Accumulated amortization and impairment	(60,675)	(15,845)	(326,453)	(62,316)	(40,586)	(233,378)	(3,623)	—	(4,796)	(747,672)

Net cost	144,520	93,666	517,760	32,811	20,021	108,722	—	13,288	29,498	960,286

Net initial cost	144,520	93,666	517,760	32,811	20,021	108,722	—	13,288	29,498	960,286
Additions	—	—	64,171	5,274	3,330	49,698	—	—	20,832	143,305
Deconsolidation GMD	(3,524)	—	(17,354)	—	(21)	—	—	—	(2,767)	(23,666)
Transfers from assets under construction (Note 17)	—	—	(11,217)	—	2,761	5,008	—	—	3,617	169
Derecognition – cost	—	—	(537)	—	(1,572)	—	—	—	(355)	(2,464)
Amortization	—	—	(24,609)	(4,189)	(8,091)	(46,695)	—	—	(2,973)	(86,557)
Impairment	(20,068)	(29,541)	—	—	—	—	—	—	—	(49,609)
Translations adjustments	(4,124)	975	13	369	1,196	—	—	—	177	(1,394)

Net final cost	116,804	65,100	528,227	34,265	17,624	116,733	—	13,288	48,029	940,070

At December 31, 2017
Cost	193,862	110,486	879,289	100,640	66,301	396,806	3,623	13,288	51,983	1,816,278
Accumulated amortization and impairment	(77,058)	(45,386)	(351,062)	(66,375)	(48,677)	(280,073)	(3,623)	—	(3,954)	(876,208)

Net cost	116,804	65,100	528,227	34,265	17,624	116,733	—	13,288	48,029	940,070

Summary of Goodwill Allocated to Cash-Generating Units (CGU)

At December 31 goodwill allocated to cash-generating units (CGU) are:

	2015	2016	2017
Engineering and construction	125,514	98,587	75,051
Electromechanical	20,737	20,737	20,737
Mining and construction services	13,366	13,366	13,366
IT equipment and services	4,172	5,102	6,720
Telecommunications services	6443	6,728	930

	170,232	144,520	116,804

Summary of Major Assumptions Used by the Group in Determining the Fair Value Less Cost of Disposal

Major assumptions used by the Group in determining the fair value less cost of disposal and the value in use were as follows:

	Engineering and construction	Electro- mechanical	Mining and construction	IT equipment and services	Telecommunication services
	%	%	%	%	%
2016
Gross margin	9.50% - 12.99%	11.10%	12.04%	15.00% - 23.19%	11.75%
Terminal growth rate	3.00% - 4.00%	2.00%	2.00%	2.00% - 3.00%	3.00%
Discount rate	9.66% - 12.72%	11.01%	11.71%	21.74%	10.02%
2017
Gross margin	9.50%	8.00%	—	20.83%	4.26%
Terminal growth rate	3.00%	2.00%	—	2.90%	3.00%
Discount rate	11.18%	11.48%	—	10.17%	4.02%

Major assumptions used by the Group in determining the fair value less cost of disposal are as follows:

	Engineering and construction		IT Equipment Services
	Morelco	Vial y Vives - DSD	Adexus
	%	%	%
2016
Average revenue growth rate	14.39%	24.53%	12.60%
Terminal growth rate	3.00%	4.00%	3.00%
Discount rate	11.85%	9.87%	16.05%
2017
Average revenue growth rate	9.60%	25.00%	9.19%
Terminal growth rate	3.00%	4.00%	3.00%
Discount rate	11.18%	14.80%	16.63%

Summary of Amortization of Intangibles

Amortization of intangibles is broken down in the income statement as follows:

	2015	2016	2017
Cost of sales and services (Note 27)	74,187	66,862	74,515
Administrative expenses (Note 27)	6,489	6,685	8,227

	80,676	73,547	82,742